Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

The following table presents our intangible assets as of December 31:

(Amounts in millions)	2012		2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
PVFP	$1,966	$(1,849)	$1,972	$(1,807)
Capitalized software	658	(479)	597	(418)
Deferred sales inducements to contractholders	137	(99)	151	(70)
Other	78	(46)	88	(45)

Total	$2,839	$(2,473)	$2,808	$(2,340)

Activity in Present Value of Future Profits

The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Unamortized balance as of January 1	$339	$430	$487
Interest accreted at 5.66%, 5.73% and 5.68%	18	22	26
Amortization	(60)	(96)	(83)
Other(1)	—	(17)	—

Unamortized balance as of December 31	297	339	430
Accumulated effect of net unrealized investment (gains) losses	(180)	(174)	(88)

Balance as of December 31	$117	$165	$342

(1)	Relates to the sale of the Medicare supplement insurance business in 2011. See note 8 for additional information.

Percentage of Current PVFP Balance Estimated to be Amortized

The percentage of the December 31, 2012 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

2013	5.0%
2014	5.5%
2015	8.1%
2016	8.4%
2017	6.4%